RESTRUCTURING (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring [Abstract]
Disclosure of summary of restructuring	The changes to the restructuring provisions recorded on the consolidated statements of financial position as of June 30, 2023, are summarized as follows:

(in millions)	2023
Beginning balance as of December 31, 2022	$86
Provision	24
Amounts paid	(80)
Ending balance as of June 30, 2023	$30